Short-Term Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS
4.
SHORT-TERM BORROWINGS
The following table reflects our outstanding short-term borrowings and available unused credit under the Credit Facility and CP Program at September 30, 2022 and December 31, 2021:

	At September 30, 2022	At December 31, 2021
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	—	(215)
Letters of credit outstanding (b)	—	(8)

Available unused credit	$2,000	$1,777

(a)	The weighted average interest rate on commercial paper was 0.30% at December 31, 2021.
(b)	The interest rate on outstanding letters of credit was 1.20% at December 31, 2021, based on our credit ratings.
Credit Facility
In November 2021, we entered into a $2.0 billion unsecured revolving Credit Facility that includes sustainability-linked pricing metrics related to specific environmental and employee health and safety sustainability objectives. The Credit Facility may be used for working capital and other general corporate purposes, issuances of letters of credit and to support our CP Program. The Credit Facility has a maturity date of

November 9, 2026. We also have the option of requesting up to two
1-year
extensions and an option to request an increase in our borrowing capacity of up to $
400
 million in $
100
 million minimum increments, provided certain conditions set forth in the Credit Facility are met, including lender approvals.
CP Program
We maintain the CP Program under which we may issue unsecured CP Notes on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion. The proceeds of CP Notes issued under the CP Program are used for working capital and other general corporate purposes. The CP Program obtains liquidity support from our Credit Facility discussed above. We may utilize either the CP Program or the Credit Facility, at our option, to meet our funding needs.

5. SHORT-TERM BORROWINGS

At December 31, 2021 and 2020, outstanding short-term borrowings under our Credit Facility and CP Program consisted of the following:

	At December 31,
	2021	2020
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(215)	(70)
Letters of credit outstanding (b)	(8)	(9)

Available unused credit	$1,777	$1,921

(a)	The weighted average interest rates for commercial paper were 0.30% and 0.17% at December 31, 2021 and December 31, 2020, respectively.
(b)	Interest rates on outstanding letters of credit at December 31, 2021 and December 31, 2020 were 1.20% and 1.45%, respectively, based on our credit ratings.
Credit Facility
In November 2021, we entered into a $2.0 billion unsecured revolving Credit Facility that includes sustainability-linked pricing metrics related to specific environmental and employee health and safety sustainability objectives. The Credit Facility may be used for working capital and general corporate purposes, issuances of letters of credit and to support our CP Program. The Credit Facility has a maturity date of November 9, 2026. We also have the option of requesting up to two
1-year
extensions and an option to request an increase in our borrowing capacity of $400 million in $100 million increments, provided certain conditions set forth in the Credit Facility are met, including lender approvals. Concurrently with us entering into the Credit Facility, we terminated our prior $2.0 billion secured revolving credit facility,
Loans under the Credit Facility bear interest at per annum rates equal to, at our option, (i) adjusted LIBOR plus an applicable margin of between 0.875% and 1.50%, depending on certain credit ratings assigned to our debt, or (ii) an alternate base rate (equal to the higher of (1) the prime rate of the administrative agent, (2) the greater of the federal funds effective rate or the overnight bank funding rate, plus 0.50%, and (3) adjusted LIBOR plus 1.00%) plus an applicable margin of between 0.00% and 0.50%, depending on certain credit ratings assigned to our debt. Based on our current debt ratings as of February 25, 2022, our LIBOR-based borrowings will bear interest at adjusted LIBOR plus 1.00% and our alternate base rate borrowings will bear interest at the alternate base rate plus 0.00%. The Credit Facility provides for an alternative rate of interest upon the occurrence of certain events related to the phase out of LIBOR.

A commitm
ent fee is payable quarterly in arrears and upon termination or commitment reduction at a rate per annum equal to between 0.075% and 0.225% (such spread shall depend on the credit ratings assigned to our debt) of the commitments under the Credit Facility. Based on our current debt ratings, the commitment fee will be 0.10%. Letter of credit fees under the Credit Facility are payable quarterly in arrears and upon termination at a rate per annum equal to the spread over adjusted LIBOR under the Credit Facility. Fronting fees in an amount as separately agreed by Oncor and any fronting bank that issues a letter of credit are also payable quarterly in arrears and upon termination to each such fronting bank.
The Credit Facility includes sustainability-linked pricing metrics related to specific environmental and employee health and safety sustainability objectives. The Credit Facility provides that the applicable margin and commitment fee may be increased, decreased or have no change depending on our annual performance on the two sustainability-linked pricing metrics set forth in the Credit Facility. The maximum pricing adjustment in any given year is +/- 0.01% on the commitment fee and +/- 0.05% on the applicable margin.
The C
redit Facility requires that we maintain a maximum consolidated senior debt to capitalization ratio of
0.65
to
1.00
and observe certain customary reporting requirements and other affirmative covenants. At December 31, 2021, we were in compliance with these covenants.
The Credit Facility also contains customary events of default for facilities of this type, the occurrence of which would allow the lenders to accelerate all outstanding loans and terminate their commitments, including certain changes in control of Oncor that are not permitted transactions under the Credit Facility and cross-default provisions in the event Oncor or any of its subsidiaries defaults on indebtedness in a principal amount in excess of $100 million or receives judgments for the payment of money in excess of $100 million that are not discharged or stayed within 60 days.
CP Program
In March 2018, we established the CP Program, under which we may issue unsecured CP Notes on a private placement basis up to a maximum aggregate face or principal amount outstanding at any time of $2.0 billion. The proceeds of CP Notes issued under the CP Program are used for working capital and general corporate purposes. The CP Program obtains liquidity support from our Credit Facility discussed above. We may utilize either the CP Program or the Credit Facility at our option, to meet our funding needs.